Xtrackers Harvest CSI 300 China A-Shares ETF Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended
	Sep. 25, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
CSI 300 Index (reflects no deductions for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		26.00%	(1.47%)	3.57%
MSCI ACWI ex USA Index (reflects no deductions for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		32.39%	7.91%	8.41%
Xtrackers Harvest CSI 300 China A-Shares ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		25.61%	(2.93%)	2.55%
Xtrackers Harvest CSI 300 China A-Shares ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		15.85%	(2.00%)	2.19%
Xtrackers Harvest CSI 300 China A-Shares ETF | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		26.79%	(2.39%)	2.89%
Performance Inception Date	Nov. 06, 2013